Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	39
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$28,968,162.02	0.0616344	$12,823,302.06	0.0272836	$16,144,859.96
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$219,298,162.02	0.1654668	$203,153,302.06	0.1532851	$16,144,859.96

Weighted Avg. Coupon (WAC)	3.28%		3.29%
Weighted Avg. Remaining Maturity (WARM)	23.87		23.01
Pool Receivables Balance	$242,968,936.77		$226,499,141.58
Remaining Number of Receivables	33,806		32,921

Adjusted Pool Balance	$239,328,362.40		$223,183,502.44

III. COLLECTIONS

Principal:
Principal Collections	$16,091,578.69
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$325,016.16
Total Principal Collections	$16,416,594.85

Interest:
Interest Collections	$650,290.64
Late Fees & Other Charges	$50,274.89
Interest on Repurchase Principal	$-
Total Interest Collections	$700,565.53

Collection Account Interest	$10,789.83
Reserve Account Interest	$2,411.94
Servicer Advances	$-

Total Collections	$17,130,362.15

1 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	39
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$17,130,362.15
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,130,362.15

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$202,474.11	$-	$202,474.11	$202,474.11
	Collection Account Interest					$10,789.83
	Late Fees & Other Charges					$50,274.89
Total due to Servicer						$263,538.83

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$21,726.12		$21,726.12
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$144,439.12		$144,439.12	$144,439.12

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$16,563,386.20

9.	Regular Principal Distribution Amount:					$16,144,859.96

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$16,144,859.96
	Class A-4 Notes				$-
	Class A Notes Total:		$16,144,859.96		$16,144,859.96
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$16,144,859.96		$16,144,859.96

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					418,526.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,640,574.37
Beginning Period Amount	$3,640,574.37
Current Period Amortization	$324,935.23
Ending Period Required Amount	$3,315,639.14
Ending Period Amount	$3,315,639.14
Next Distribution Date Required Amount	$3,007,513.60

2 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	39
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.37%	8.97%	8.97%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.21%	32,333	97.13%	$219,997,905.23
30 - 60 Days	1.40%	462	2.22%	$5,020,519.27
61 - 90 Days	0.33%	108	0.55%	$1,242,923.90
91-120 Days	0.05%	18	0.10%	$237,793.18
121 + Days	0.00%	0	0.00%	$-
Total		32,921		$226,499,141.58

Delinquent Receivables 30+ Days Past Due
Current Period	1.79%	588	2.87%	$6,501,236.35
1st Preceding Collection Period	1.59%	538	2.53%	$6,156,435.57
2nd Preceding Collection Period	1.60%	558	2.49%	$6,493,039.39
3rd Preceding Collection Period	1.43%	509	2.16%	$6,017,698.98
Four-Month Average	1.60%		2.52%

Repossession in Current Period		37		$316,603.25
Repossession Inventory		74		$207,890.50

Current Charge-Offs
Gross Principal of Charge-Offs				$378,216.50
Recoveries				$(325,016.16)
Net Loss				$53,200.34

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.26%

Average Pool Balance for Current Period				$234,734,039.18

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.27%
1st Preceding Collection Period				0.56%
2nd Preceding Collection Period				0.75%
3rd Preceding Collection Period				0.58%
Four-Month Average				0.54%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	2,732	$41,141,234.77
Recoveries		44	2,470	$(23,327,332.15)
Net Loss				$17,813,902.62
Cumulative Net Loss as a % of Initial Pool Balance				1.31%

Net Loss for Receivables that have experienced a Net Loss *		30	2,271	$17,892,410.33
Average Net Loss for Receivables that have experienced a Net Loss				$7,878.65

Principal Balance of Extensions				$1,120,913.43
Number of Extensions				102

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3